INTEREST-BEARING TIME DEPOSITS WITH FINANCIAL INSTITUTIONS	12 Months Ended
Dec. 31, 2011
Interest-Bearing Time Deposits With Financial Institutions
INTEREST-BEARING TIME DEPOSITS WITH FINANCIAL INSTITUTIONS
NOTE 2 – INTEREST-BEARING TIME DEPOSITS WITH FINANCIAL INSTITUTIONS

At December 31, 2011, the scheduled maturities of certificates of deposit held for investment are as follows:

2012	$17,992
2013	13,842
2014	10,763
2015	7,029
2016 and thereafter	5,722

Total	$55,348

As of December 31, 2011 and 2010, certificates of deposit of $30,643,000 and $26,327,000, respectively, were pledged to secure trust and public deposits, and for other purposes as required or committed by law.